UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Pacific Edge Investment Management, LLC
Address:    490 S. California Avenue, Suite 310
            Palo Alto, CA  94306

Form 13F File Number:   28-10143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:  Pacific Edge Investment Management, LLC
Name: Karen Payne
Title:      Manager
Phone:      (650) 325-3343

Signature, Place and Date of Signing:

      /s/ Karen Payne
      Karen Payne             Palo Alto, CA                 November 11, 2008

Report Type (Check only one.):

 X    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
---
      manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         20

Form 13F Information Table Value Total:         40,701


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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

NAME OF ISSUER           TITLE OF                  VALUE               SH/   PUT/  INV.    OTHER
                         CLASS        CUSIP        X1000    SHARES     PRN   CALL  DISC.   MGR         VOTING AUTH
                                                                                                   SOLE       SHR    NONE

***ORBOTECH LTD-ORD      NASDAQ OTC   M75253100       2,065    258,500 SH          Sole             258,500
                         ISSUES
ACTUATE CORPORATION      NASDAQ OTC   00508B102       1,689    482,658 SH          Sole             482,658
                         ISSUES
ADTRAN INC               NASDAQ OTC   00738A106       2,632    135,065 SH          Sole             135,065
                         ISSUES
ARUBA NETWORKS INC       NASDAQ OTC   043176106       2,335    455,225 SH          Sole             455,225
                         ISSUES
BROADVISION INC          NASDAQ OTC   111412607          81    110,563 SH          Sole             110,563
                         ISSUES
DIGIGRAD CORP            NASDAQ OTC   253827109         230    201,574 SH          Sole             201,574
                         ISSUES
DOT HILL SYS CORP        COMMON       25848T109       3,831  1,702,788 SH          Sole           1,702,788
                         STOCKS
DOUBLE-TAKE SOFTWARE INC COMMON       258598101       1,898    190,721 SH          Sole             190,721
                         STOCKS
ELECTRO OPTICAL          NASDAQ OTC   285192100         837    160,340 SH          Sole             160,340
SCIENCES INC             ISSUES
JUNIPER NETWORKS         PUT OPTIONS  48203R104         790     37,500 SH    PUT   Sole              37,500
OCCAM NETWORKS INC       NASDAQ OTC   67457P309       4,155  1,038,791 SH          Sole           1,038,791
                         ISSUES
PHOTRONIC INC            NASDAQ OTC   719405102         492    261,871 SH          Sole             261,871
                         ISSUES
QUALCOMM INC             NASDAQ OTC   747525103       2,793     65,000 SH          Sole              65,000
                         ISSUES
RADWARE LTD              NASDAQ OTC   M81873107       1,978    237,500 SH          Sole             237,500
                         ISSUES
SUNPOWER CORPORATION     NASDAQ OTC   867652109       1,439     20,288 SH          Sole              20,288
                         ISSUES
SUPPORTSOFT INC          NASDAQ OTC   868587106       5,150  1,716,635 SH          Sole           1,716,635
                         ISSUES
SYCAMORE NETWORKS INC    NASDAQ OTC   871206108       3,376  1,045,320 SH          Sole           1,045,320
                         ISSUES
SYMMETRICOM INC          NASDAQ OTC   871543104       3,490    702,294 SH          Sole             702,294
                         ISSUES
THORATEC LABORATORIES    NASDAQ OTC   885175307         893     34,029 SH          Sole              34,029
CORP NEW                 ISSUES
WESTELL TECHNOLOGIES     NASDAQ OTC   957541105         547    781,210 SH          Sole             781,210
INC-CL A                 ISSUES
